Deferred income (Details)	Dec. 31, 2023 CHF (SFr)
Deferred income
Expected income recognition in year one after the balance sheet date	SFr 234,978
Expected income recognition in year two after the balance sheet date	89,232
Total deferred income	SFr 324,210